SHARE-BASED PAYMENTS (Schedule of Fair Value Assumptions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	53.27%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average risk-free interest rate	0.95%
Option life	7 years	7 years
Estimated fair value of underlying ordinary shares	20.23
Aggregate fair value of share options	10.26
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		43.55%	42.37%
Weighted average risk-free interest rate		1.72%	1.87%
Option life			6 years 9 months 29 days
Estimated fair value of underlying ordinary shares		35.92	28.42
Aggregate fair value of share options		21.40	13.00
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		69.18%	57.53%
Weighted average risk-free interest rate		2.82%	2.43%
Option life			10 years
Estimated fair value of underlying ordinary shares		48.49	42.69
Aggregate fair value of share options		22.92	21.50